Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

In July 2020, we acquired a royalty on risdiplam, a development-stage product candidate for the treatment of spinal muscular atrophy (SMA) from PTC Therapeutics, Inc., in exchange for an upfront payment of $650 million.

In August 2020, we entered into an expanded agreement with Biohaven Pharmaceuticals for up to $450 million to fund the development of zavegepant and the commercialization of Nurtec ODT. Biohaven will receive a $150 million upfront payment and an additional $100 million payment upon the start of the oral zavegepant phase 3 program in exchange for a royalty on Nurtec ODT and zavegepant and success-based milestone payments based on zavegepant regulatory approvals. We will also provide further support for the ongoing launch of Nurtec ODT through the purchase of committed, non-contingent Commercial Launch Preferred Equity for a total of $200 million payable between 2021 and 2024.

17. Subsequent Events

Exchange Offer Transactions

Refer to additional discussion in Note 1 for details of the Exchange Offer Transactions that closed on February 11, 2020 and the anticipated U.S. Listing.

During the first quarter of 2020, we acquired a royalty on Entyvio, an approved product for the treatment of ulcerative colitis and Crohn’s disease, from The General Hospital Corporation in exchange for an upfront payment of $86.6 million.

Coronavirus Outbreak

The current outbreak of the novel coronavirus, or COVID-19, could materially and adversely affect our results of operations, financial condition and cash flows. Further, the spread of the COVID-19 outbreak has caused severe disruptions in the U.S. and global economy and financial markets and could potentially create widespread business continuity issues of an as yet unknown magnitude and duration. Given the uncertainty around the extent and timing of the potential future spread or mitigation efforts related to the current outbreak of COVID-19, the financial impact cannot be reasonably estimated at this time.